Stockholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Schedule of Stock Compensation Expense by Award Type
	For the Twelve Months Ended December 31,
	2020	2019
Stock option awards	$46,605	$175,675
Non-employee awards	3,100,255	1,564,670
Restricted stock unit awards	68,400	447,300
Phantom stock awards	26,504	112,270
	$3,241,764	$2,299,915

Schedule of Share-based Compensation, Stock Options, Activity

The following table summarizes stock option awards outstanding at March 31, 2021:

	Shares	Weighted Average Exercise Price	Remaining Contractual Life in Years	Aggregate Intrinsic Value
Balance, December 31, 2020	80,000	$7.01	3.2	-
Granted	-	-	-	-
Balance, March 31, 2021	80,000	$7.01	2.9	-
Exercisable, March 31, 2021	80,000	$7.01	2.9	-

The following table summarizes stock option award activity during 2020:

	Shares	Weighted Average Exercise Price	Remaining Contractual Life in Years	Aggregate Intrinsic Value
Balance, January 1, 2019	290,000	$5.55	4.2	-
Granted	-	-	-	-
Forfeited	(210,000)	5.00	-	-
Balance, December 31, 2019	80,000	$7.01	2.7	-
Exercisable, December 31, 2019	53,333	7.01	3.7	-
Granted	-	-	-	-
Forfeited	-	-	-	-
Balance, December 31, 2020	80,000	7.01	2.7	-
Exercisable, December 31, 2020	80,000	7.01	2.7	-